Supplemental Consolidated Balance Sheet and Statement of Operations Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Interest and Other Income [Abstract]
Interest income		$ 1,808	$ 863		$ 618
Interest expense		(15,912)	(2,789)		(1,026)
Impairments of investment		0	0		(2,036)
Loss on equity method investments		0	0		(459)
Fair Value, Option, Changes in Fair Value, Gain (Loss)		(48,141)	(2,943)		0
Foreign exchange (losses) gains, net		(6,927)	(20,701)		(28,785)
Other Noncash Income (Expense)		(2,117)	(16)		33
Other expense, net		(71,289)	(25,586)		(31,655)
Prepaid Expense and Other Assets, Current [Abstract]
Inventory, Finished Goods, Net of Reserves		31,042	36,904
Prepaid Expense, Current		34,132	32,934
Income taxes receivable		11,495	29,039
VAT receivable		5,965	13,628
Other		11,807	15,060
Total prepaid expenses and other current assets		94,441	127,565
Merchant and Supplier Payables [Abstract]
Accrued merchant payables		428,187	440,967
Accrued supplier payables	[1]	342,805	296,536
Total accrued merchant and supplier payables		770,992	737,503
Accrued Expenses [Abstract]
Customer Refund Liability, Current		33,104	34,520
Payroll and benefits		55,590	44,704
Customer credits		42,003	30,209
Restructuring Reserve		16,395	11,069		0
Taxes Payable, Current		10,847	12,843
Deferred revenue		35,890	39,397
Capital lease obligations		28,889	26,776
Other Accrued Liabilities, Current		143,738	184,283	[2]
Total accrued expenses		366,456	383,801
Liabilities, Noncurrent [Abstract]
Long-term tax liabilities		41,611	46,363
Total long-term capital lease obligations		19,719	30,943
Other		38,298	35,740
Total other non-current liabilities		99,628	113,046
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income, end of period		51,206
Pension liability adjustment		830	(113)		(1,500)
Unrealized gain (loss) on available-for-sale debt security, net of tax		(70)	(41)		621
Other comprehensive income		9,219	8,064		8,313
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(493)	12,221		831
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax		(100)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, before Tax		0	0		1,340
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Tax		0	0		(509)
Reclassification Adjustment		0	0		831
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax		116	119		0
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Tax		(18)	(19)		0
Amortization of pension net actuarial loss (gains) to earnings		98	100		0
Accumulated other comprehensive income, end of period		58,052	51,206
Estimated Litigation Liability, Noncurrent			45,000
Exit Countries Excluding Korea [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax		(3,700)
LivingSocial Korea, Inc. [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax		(4,400)
Exit Countries [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax		55	(714)		0
Continuing Operations [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(7,468)	(906)		0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax			(192)		0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax			8,310		9,192
Discontinued Operations, Disposed of by Sale [Member]
Interest and Other Income [Abstract]
Other expense, net		(4,818)	(2,857)		(1,698)
Prepaid Expense and Other Assets, Current [Abstract]
Total prepaid expenses and other current assets		18,994	26,140
Merchant and Supplier Payables [Abstract]
Total accrued merchant and supplier payables		29,705	38,708
Accrued Expenses [Abstract]
Total accrued expenses		16,625	18,923
Liabilities, Noncurrent [Abstract]
Other		426	494
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other comprehensive income		(19,487)	114,305		(50,761)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax			12,313		0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax		6,932	12,313		0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax		(9,305)	(4,934)		2,433
Accumulated Translation Adjustment [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Foreign currency translation adjustments, end of period		52,261	36,764		24,952
Other comprehensive income		5,988	15,497		11,812
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(591)	12,121		0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax		591	12,121
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax		6,579	3,376		11,812
Foreign currency translation adjustments, end of period		58,249	52,261		36,764
Accumulated Translation Adjustment [Member] | Continuing Operations [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax		(7,523)			0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax		15,884
Accumulated Net Unrealized Investment Gain (Loss) [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Unrealized loss on available-for-sale securities, net of tax, end of period		458	499		(122)
Unrealized gain (loss) on available-for-sale debt security, net of tax		(70)	(41)		(210)
Other comprehensive income		(70)	(41)		621
Reclassification Adjustment			0		831
Unrealized loss on available-for-sale securities, net of tax, end of period		388	458		499
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), pension and other postretirement benefit plans, net of tax, end of period		(1,513)	(1,500)		0
Pension liability adjustment		830	(113)		(1,500)
Other comprehensive income		928	(13)		(1,500)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax		98	100		0
Accumulated other comprehensive income (loss), pension and other postretirement benefit plans, net of tax, end of period		(585)	(1,513)		(1,500)
AOCI Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income, end of period		51,206	35,763		24,830
Pension liability adjustment		(928)	13		1,500
Unrealized gain (loss) on available-for-sale debt security, net of tax		(70)	(41)		621
Accumulated other comprehensive income, end of period		58,052	51,206		35,763
Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Pension liability adjustment		(928)	13		1,500
Unrealized gain (loss) on available-for-sale debt security, net of tax		(70)	(41)		621
Other comprehensive income (loss) before reclassification adjustments		7,339	3,222		10,102
Other comprehensive income		6,846	15,443		10,933
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax		(493)			831
Reclassification Adjustment			12,221
Available-for-sale Securities [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Reclassification Adjustment		$ 0	$ 0		$ 831

[1]	(1)Amounts include payables to suppliers of inventories and providers of shipping and fulfillment services.
[2]	(1)As of December 31, 2015, Other included a $45.0 million liability for the Company's securities litigation matter. Final court approval of the settlement for that matter was granted on July 13, 2016 and the Company's settlement obligation was satisfied during the year ended December 31, 2016. See Note 10, Commitments and Contingencies, for additional information.